Transmission Rights and Programming (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transmission Rights and Programming.
Transmission rights	$ 14,743,043	$ 9,695,030
Programming	5,689,652	4,683,980
Total transmission rights and programming	20,432,695	14,379,010
Transmission rights	9,823,088	5,257,926
Programming	3,017,938	2,724,870
Total non-current transmission rights and programming	12,841,026	7,982,796
Current portion of transmission rights and programming	7,591,669	6,396,214
Transmission rights and programming charged to consolidated cost of sales	$ 14,577,558	$ 12,691,287	$ 14,515,285